Variable Interest Entity (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income/loss	$ 264,047	$ 6,749